Exhibit 99.1

	Collection Period Beginning Date		9/1/2016
	Collection Period Ending Date		9/30/2016
	Collection Period		16
	Payment Date		10/17/2016

	1. DEAL SUMMARY
		Ratio	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—%	$—	$—	$—
(2)	Class A-2 Notes	1.1%	$4,165,225.94	$4,165,225.94	$—
(3)	Class A-3 Notes	72.6%	$277,300,000.00	$14,168,974.98	$263,131,025.02
(4)	Class A-4 Notes	19.6%	$75,000,000.00	$—	$75,000,000.00
(5)	Class B Notes	2.5%	$9,370,000.00	$—	$9,370,000.00
(6)	Class C Notes	2.3%	$8,630,000.00	$—	$8,630,000.00
(7)	Class D Notes	2.0%	$7,500,000.00	$—	$7,500,000.00
(8)	Total Note Balance	100.0%	$381,965,225.94	$18,334,200.92	$363,631,025.02
(9)	Overcollateralization		$3,750,000.00	$—	$3,750,000.00
(10)	Reserve Account Balance		$1,875,000.00	$—	$1,875,000.00
(11)	Net Pool Balance		$385,715,225.94	$18,334,200.92	$367,381,025.02
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.35000%	$—	$—
(13)	Class A-2 Notes		0.76000%	$4,165,225.94	$2,637.98
(14)	Class A-3 Notes		1.24000%	$277,300,000.00	$286,543.33
(15)	Class A-4 Notes		1.64000%	$75,000,000.00	$102,500.00
(16)	Class B Notes		1.95000%	$9,370,000.00	$15,226.25
(17)	Class C Notes		2.15000%	$8,630,000.00	$15,462.08
(18)	Class D Notes		2.74000%	$7,500,000.00	$17,125.00
(19)				$381,965,225.94	$439,494.64
	2. AVAILABLE FUNDS
(20)	Interest Collections		$1,593,890.46
(21)	Principal Collections		$11,370,568.98
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$6,597,787.47
(24)	Liquidation Proceeds		$195,191.01
(25)	Recoveries		$70,760.28
(26)	Investment Earnings		$—
(27)	Total Collections		$19,828,198.20
(28)	Reserve Account Draw Amount		$—
(29)	Net Cap Receipt (Class A-2B)		$—
(30)	Net Cap Receipt (Class A-3B)		$—
(31)	Total Net Cap Receipt		$—
(32)	Total Available Funds		$19,828,198.20
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(33)	Servicing Fees	1.00%	$321,429.35	$321,429.35	$—
(34)	Class A-1 Notes Interest		$—	$—	$—
(35)	Class A-2 Notes Interest		$2,637.98	$2,637.98	$—
(36)	Class A-3 Notes Interest		$286,543.33	$286,543.33	$—
(37)	Class A-4 Notes Interest		$102,500.00	$102,500.00	$—
(38)	First Allocation of Principal		$—	$—	$—

(39)	Class B Notes Interest		$15,226.25	$15,226.25	$—
(40)	Second Allocation of Principal		$—	$—	$—
(41)	Class C Notes Interest		$15,462.08	$15,462.08	$—
(42)	Third Allocation of Principal		$7,084,200.92	$7,084,200.92	$—
(43)	Class D Notes Interest		$17,125.00	$17,125.00	$—
(44)	Fourth Allocation of Principal		$7,500,000.00	$7,500,000.00	$—
(45)	Reserve Account Deposit		$—	$—	$—
(46)	Regular Principal Distribution Amount		$3,750,000.00	$3,750,000.00	$—
(47)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(48)	Remaining Funds to Certificate Holders		$733,073.29	$733,073.29	$—
			$19,828,198.20	$19,828,198.20
(49)	Principal Payment		$—
(50)	First Allocation of Principal		$—
(51)	Second Allocation of Principal		$—
(52)	Third Allocation of Principal		$7,084,200.92
(53)	Fourth Allocation of Principal		$7,500,000.00
(54)	Regular Principal Distribution Amount		$3,750,000.00
(55)	Total Principal		$18,334,200.92
	4. POOL INFORMATION
(56)	Pool Balance		$367,381,025.00
(57)	Number of Receivables Outstanding		34,851
(58)	Weighted Average Contract Rate		4.85%
(59)	Weighted Average Maturity		39.25
	5. OVERCOLLATERALIZATION INFORMATION
(60)	Specified Reserve Account Balance		$1,875,000.00
(61)	Initial Target Over Collateral ization Amount		$5,625,000.00
(62)	Target Over Collateral ization Amount		$3,750,000.00
(63)	Beginning Period O/C Amount		$3,750,000.00
(64)	Ending Period O/C Amount		$3,750,000.00
(65)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(66)	Specified Reserve Account Balance		$1,875,000.00
(67)	Beginning Reserve Account Balance		$1,875,000.00
(68)	Reserve Account Deposits		$—
(69)	Reserve Account Earnings		$—
(70)	Distribute Earnings Collection Account		$—
(71)	Reserve Account Draws		$—
(72)	Ending Reserve Account Balance		$1,875,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$170,597.79	33	$5,169.63
(74)	Recoveries for Collection Period		$70,760.28	55	$1,286.55
(75)	Net Losses/(Recoveries) for Collection Period		99,837.51
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$2,549,631.76
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.33995%

		9/30/2016	8/31/2016	7/31/2016	6/30/2016
(79)	Pool Balance at end of collection period	$367,381,025	$385,715,226	$405,521,382	$424,966,526
(80)	Number of receivables outstanding	34,851	35,924	37,078	38,138
(81)	Average month end Pool Balance	$376,548,125	$395,618,304	$415,243,954	$434,880,024
(82)	Realized Losses for Collection Period	$170,598	$236,881	$181,002	$137,278
(83)	Recoveries for Collection Period	$70,760	$34,853	$52,697	$65,870
(84)	Net Losses/(Recoveries) for Collection Period	$99,838	$202,028	$128,305	$71,407
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.544%	0.719%	0.523%	0.379%
(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.318%	0.613%	0.371%	0.197%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.371%

		9/30/2016	8/31/2016	7/31/2016	6/30/2016
(88)	Receivables 31-59 Days Delinquent	$3,520,262.57	$3,406,051.61	$3,370,260.17	$3,782,257.91
(89)	$ As % of Ending Pool Balance	0.958%	0.883%	0.831%	0.89%
(90)	# of Receivables	309	286	280	305
(91)	# As % of Ending Pool # of Receivables	0.887%	0.796%	0.755%	0.8%
(92)	Receivables 60-89 Days Delinquent	$871,474.82	$743,204.41	$905,876.06	$870,192.39
(93)	$ As % of Ending Pool Balance	0.237%	0.193%	0.223%	0.205%
(94)	# of Receivables	73	65	71	67
(95)	# As % of Ending Pool # of Receivables	0.209%	0.181%	0.191%	0.176%
(96)	Receivables 90 - 119 Days Delinquent	$206,270.05	$248,496.36	$371,691.64	$238,094.00
(97)	$ As % of Ending Pool Balance	0.056%	0.064%	0.092%	0.056%
(98)	# of Receivables	22	25	32	24
(99)	# As % of Ending Pool # of Receivables	0.063%	0.070%	0.086%	0.063%
(100)	Receivables 120+ Days Delinquent	$66,346.59	$107,216.41	$78,433.14	$13,202.47
(101)	$ As % of Ending Pool Balance	0.018%	0.028%	0.019%	0.003%
(102)	# of Receivables	5	10	5	2
(103)	# As % of Ending Pool # of Receivables	0.014%	0.028%	0.013%	0.005%
(104)	Total Delinquencies	$4,664,354.03	$4,504,968.79	$4,726,261.01	$4,903,746.77
(105)	$ As % of Ending Pool Balance	1.270%	1.168%	1.165%	1.154%
(106)	# of Receivables	409	386	388	398
(107)	# As % of Ending Pool # of Receivables	1.174%	1.074%	1.046%	1.044%
(108)	Total Repossession	$487,964.78	$541,186.31	$405,462.74	$313,495.98
(109)	# of Receivables	33	40	30	24

Name: Kim Taylor
Title: Senior Vice President
October 12, 2016